Pension and Other Postretirement Benefits (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2016
Net periodic pension and OPEB costs:
Service cost - benefits earned during the year	$ 2.4	$ 3.1
Interest cost on projected benefit obligation	33.2	35.9
Expected return on plan assets	(39.5)	(44.1)
Amortization of prior service cost (benefit)	0.2	0.1
Amortization of net actuarial loss (gain)	7.7	11.2
Curtailment (gain) loss	0.0	(1.0)
Defined Benefit Plan Expected Participant Contributions	(0.1)	(0.2)
Net periodic pension and OPEB cost	3.9	5.0
Contributions paid to defined benefit plans	6.7
Defined Benefit Plans
Net periodic pension and OPEB costs:
Service cost - benefits earned during the year	1.8	2.6
Interest cost on projected benefit obligation	31.9	34.4
Expected return on plan assets	(39.5)	(44.1)
Amortization of prior service cost (benefit)	0.2	0.2
Amortization of net actuarial loss (gain)	7.7	11.2
Curtailment (gain) loss	0.0	(1.0)
Defined Benefit Plan Expected Participant Contributions	(0.1)	(0.2)
Net periodic pension and OPEB cost	2.0	3.1
Defined Benefit Plans | Forecast [Member]
Net periodic pension and OPEB costs:
Expected total defined benefit plan employer contributions			$ 10.0
Other Postretirement Benefits
Net periodic pension and OPEB costs:
Service cost - benefits earned during the year	0.6	0.5
Interest cost on projected benefit obligation	1.3	1.5
Expected return on plan assets	0.0	0.0
Amortization of prior service cost (benefit)	0.0	(0.1)
Amortization of net actuarial loss (gain)	0.0	0.0
Curtailment (gain) loss	0.0	0.0
Defined Benefit Plan Expected Participant Contributions	0.0	0.0
Net periodic pension and OPEB cost	$ 1.9	$ 1.9